SUBSEQUENT EVENTS DURING AND AFTER THE REPORTING PERIOD	9 Months Ended
Sep. 30, 2025
Notes and other explanatory information [abstract]
SUBSEQUENT EVENTS DURING AND AFTER THE REPORTING PERIOD

15.	SUBSEQUENT EVENTS DURING AND AFTER THE REPORTING PERIOD

4.	A significant transaction was initiated prior to the reporting date. On February 26, 2025, Core AI Holdings, Inc. (the “Company”) entered into a Merger Agreement with Core Gaming, Inc., a Delaware corporation. Pursuant to the Merger Agreement, the parties intend to carry out the following transactions: Core Gaming Inc. will merge with and into a Merger Sub, with Core Gaming Inc. continuing as the surviving entity and becoming a wholly owned subsidiary of the Company. This transaction represents a reverse takeover, whereby Core Gaming Inc.’s shareholders will become the majority owners, holding approximately 90% of the outstanding shares, while the Company’s legacy shareholders will retain approximately 10% of the merged entity. As of the date of this report, the transaction has not yet been completed.

In exchange for the outstanding shares of Core Gaming Inc. common stock, the Company will issue common shares to the shareholders of Core Gaming Inc. based on an exchange ratio calculated as $160,000,000 divided by the volume-weighted average closing price of the Company’s common shares on the Nasdaq Stock Market LLC for the 10-day trading period immediately preceding the effective time of the Merger. On the Closing Date (as defined in the Merger Agreement), the Parties will cause a certificate of merger (the “Certificate of Merger”) to be executed and filed with the Secretary of State of Delaware. The Merger will become effective on the date and time specified in the Certificate of Merger (the “Effective Time”); and at the Effective Time, all assets, properties, rights, privileges, powers, and franchises of the Core Gaming and the Merger Sub will vest in the Company as the surviving corporation in the Merger.

The board of directors of Purchaser at the Effective Time will consist of five members, four of whom will be designated by the majority shareholders of the Company (former Core Gaming Inc. Shareholders) and one of whom will be Marc Seelenfreund. The officers of the Company at the Effective Time will be Aitan Zacharin as the Chief Executive Officer and Gerald Bernstein as the Chief Financial Officer. The Merger Agreement provides that, to the extent permitted and in accordance with applicable law, none of the PTT Subsidiaries (the legacy assets and liabilities of the Company prior to the merger as defined in the Merger Agreement) will have a board of directors and Marc Seelenfreund will be the sole officer of each of the PTT Subsidiaries, with full executive power and authority to operate the PTT Retained Business (as defined in the Merger Agreement).

On October 3, 2025, Core AI Holdings, Inc. (formerly Siyata Mobile Inc.) completed the merger contemplated by the Amended and Restated Merger Agreement among the Company, Core Gaming, Inc. (“Core”), and Siyata Core Acquisition U.S., Inc. (“Merger Sub”). Under the terms of the agreement, Core merged with and into Merger Sub, with Core continuing as the surviving entity and becoming a wholly owned subsidiary of the Company. In exchange for all outstanding shares of Core’s common stock, the Company issued an aggregate of 16,825,577 (67,302,300 pre 4 to 1 reverse split) common shares to Core’s former shareholders. This transaction represented a reverse takeover, whereby Core Gaming Inc.’s shareholders will become the majority owners, holding 84.5% of the outstanding shares, while the Company’s legacy shareholders retained 15.5% of the merged entity.

As of the date of the merger on October 3, 2025, the Company issued to the former CEO, 588,236 prefunded common stock purchase options. Each option permits the holder to purchase one common share of Core AI Holdings, Inc. at an exercise price of $0.00004 per share. These options expire on October 3, 2032.

In anticipation of the merger, on October 2, 2025, the Company changed its name from Siyata Mobile Inc. to Core AI Holdings, Inc. The Company’s common shares began trading on the Nasdaq Capital Market under the symbol CHAI on October 7, 2025.

Additionally, on October 7, 2025, the Company effected a 1-for-4 reverse share split of its authorized share capital, reducing the number of outstanding common shares from 79,689,523 to approximately 19,922,423. The reverse split was approved by the Board on August 22, 2025 and was intended to meet Nasdaq’s minimum price requirement for initial listing.